TAXATION - Net deferred tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net deferred tax
Balance	$ (25,205,940)	$ (25,296,931)
Charge for the period	1,298,945	134,770
Deconsolidation of subsidiary (Note 13)	978,154
Charge to OCI	(704,752)	(43,779)
Balance	$ (23,633,593)	(25,205,940)
Discontinued operations
Net deferred tax
Charge for the period		$ 360,880